Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			7 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Common Class A
Initial Public Offering (Textual)
Common stock, par value (in Dollars per share)			$ 0.000001	$ 0.000001	$ 0.000001
Holicity Inc.
Initial Public Offering (Textual)
Sale of units		300,000,000
Sale of stock per share		$ 10.00		10.00
Holicity Inc. | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units		30,000,000
Sale of stock per share		$ 10.00
Initial public offering to purchase		4,125,000
Holicity Inc. | Over Allotments [Member]
Initial Public Offering (Textual)
Sale of stock per share	$ 10.00
Total gross proceeds (in Dollars)	$ 25.0		$ 300.0
Initial public offering to purchase	2,500,000	4,125,000
Shares forfeited	406,250
Aggregate of initial public offering units	7,500,000
Sale of units			30,000,000
Holicity Inc. | Common Class A
Initial Public Offering (Textual)
Sale of stock per share		$ 11.50
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Holicity Inc. | Common Class A | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units		27,500,000
Sale of stock per share		$ 10.00
Total gross proceeds (in Dollars)		$ 275.0
Common stock, par value (in Dollars per share)		$ 0.0001
Shares issued price per share (in Dollars per share)		$ 11.50